MFS® INVESTMENT MANAGEMENT

500 Boylston Street, Boston, Massachusetts  02116-3741

617 - 954-5000

February 27, 2012

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

MFS® Series Trust VI (the “Trust”) (File Nos. 33-34502 and 811-6102), on Behalf of MFS® Global Equity Fund, MFS® Global Total Return Fund and MFS® Utilities Fund (the “Funds”); Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 34 to the Registration Statement of the Trust (the “Amendment”).  The Part C and the Prospectuses and Statement of Additional Information (“SAIs”) for MFS Global Equity Fund and MFS Global Total Return Fund are marked against Post-Effective Amendment No. 33.  The Prospectus and SAI for MFS Utilities Fund is marked against the Prospectus and SAI in Post-Effective Amendment No. 31.

This Amendment is being filed for the purpose of making certain edits in response to SEC staff  comments regarding Post-Effective Amendment No. 33, and updating the Trust’s financial and other information, and, in connection therewith, making certain other minor and conforming changes.

If you have any questions concerning the foregoing, please call the undersigned at (617) 954-5843 or Keli Davis at (617) 954-5873.

Sincerely,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President & Senior Counsel

BEL/bjn

Enclosures